Laurie D. Neat Secretary American Funds Global Balanced Fund 6455 Irvine Center Drive Irvine, California 92618 (213) 486 9200 lddn@capgroup.com

April 12, 2017

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Global Balanced Fund

File Nos. 333-170605 and 811-22496

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on April 7, 2017 of the Registrant’s Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940.

Sincerely,

/s/ Laurie D. Neat

Laurie D. Neat